UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2022

Item #1.(a) Reports to Stockholders.
1.(b) Not applicable.
Philotimo Focused Growth and Income Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended September 30, 2022 (unaudited)

Philotimo Focused Growth and Income Fund

Important Disclosure Statement

The Philotimo Focused Growth and Income Fund’s (the Fund) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0050 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Kanen Wealth Management, LLC is the investment advisor to the Fund.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Fund’s total annual operating expenses. Had the Advisor not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Portfolio Compositionas of September 30, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Corporate Bonds	4.36%
Common Stocks:
Consumer Discretionary	15.24%
Information Technology	11.41%
Financials	11.30%
Speciality Retail	10.87%
Industrials	6.50%
Energy	4.75%
Communication Services	4.62%
Consumer Staples	4.17%
Utilities	2.30%
Internet & Direct Marketing	2.20%
Materials	0.00%
Preferred Stocks	3.04%
Warrants	0.15%
Total Investments	80.91%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Schedule of InvestmentsSeptember 30, 2022 (unaudited)

		Shares	Fair Value
4.36%	CORPORATE BONDS
	Barclays Bank PLC, 0.000%, 11/22/2028^	115,000	$108,434
	Citigroup Global Markets, 10.500%, 3/19/2041^	120,000	60,324
	EZCorp, Inc., 2.875%, 7/1/2024	1,424,000	1,464,584
	HSBC USA, Inc., 0.000%, 1/30/2030^	145,000	120,510
	Morgan Stanley, 0.000%, 3/31/2035^	95,000	54,486
	Party City Holdings, Inc. 6,125%, 8/15/2023^	1,000,000	726,920

4.36%	TOTAL CORPORATE BONDS		2,535,258
	(Cost: $2,827,295)

73.36%	COMMON STOCKS

4.62%	COMMUNICATION SERVICES
	AT&T, Inc.	175,000	2,684,500

15.24%	CONSUMER DISCRETIONARY
	Ainsworth Game Technology Limited*	2,500,409	1,391,471
	Camping World Holdings, Inc. - Class A	25,790	653,003
	CarParts.Com, Inc.*	657,932	3,401,508
	Inspired Entertainment, Inc.*	295,050	2,605,292
	One Group Hospitality, Inc. *	121,554	807,119
			8,858,393

4.17%	CONSUMER STAPLES
	Altria Group, Inc.	60,000	2,422,800

4.75%	ENERGY
	Energy Transfer LP	250,000	2,757,500

11.30%	FINANCIALS
	EZCorp, Inc.*	500,328	3,857,529
	SCS Group PLC	1,054,860	1,401,580

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Fair Value
	U.S. Global Investors, Inc. - A	456,885	$1,311,260
			6,570,369

6.50%	INDUSTRIALS
	Orion Energy Systems Inc.*	554,357	864,797
	Radiant Logistics, Inc.*	511,459	2,910,202
			3,774,999

11.41%	INFORMATION TECHNOLOGY
	Data I/O Corp.*	117,380	327,490
	eGain Corp.*	449,680	3,305,148
	International Business Machines Corp.	25,000	2,970,250
	Kyndryl Holdings, Inc.*	3,000	24,810
			6,627,698

2.20%	INTERNET & DIRECT MARKETING
	CDON AB*	46,449	1,280,757

0.00%	MATERIALS
	IAMGOLD Corp.*	617	660

10.87%	SPECIALITY RETAIL
	Build-A-Bear Workshop, Inc.	252,600	3,367,158
	Lazydays Holdings, Inc.*	107,000	1,444,500
	The Tile Shop Holdings, Inc.	428,095	1,506,894
		164,673	6,318,552

2.30%	UTILITIES
	Star Group LP	164,673	1,338,791

73.36%	TOTAL COMMON STOCKS		42,635,019
	(Cost: $50,666,340)

3.04%	PREFERRED STOCKS
	Fossil Group, Inc. 7.000%, 11/30/2026	98,903	1,631,900
	Greenridge General Holdings, 8.500%, 10/31/2026	10,942	134,078
			1,765,978

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

		Shares	Fair Value
3.04%	TOTAL PREFERRED STOCK		$1,765,978
	(Cost: $2,644,273)

0.15%	WARRANTS
	Lazydays Holdings, Inc. Warrant $11.50
	exercise price expires 3/15/2023	74,491	84,175

0.15%	TOTAL WARRANTS		84,175
	(Cost: $213,044)

80.91%	TOTAL INVESTMENTS
	(Cost: $56,350,952)		47,020,430
19.09%	Other assets, net of liabilities		11,094,760
100.00%	NET ASSETS		$58,115,190

*Non-income producing

^Security is a structured note

Philotimo Focused Growth and Income Fund

Statement of Assets and LiabilitiesSeptember 30, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ASSETS
Investments at fair value (cost of $56,350,952) (Note 1)	$47,020,430
Cash and cash equivalents	11,728,056
Receivable for investments sold	31,077
Receivable for capital stock sold	5
Interest receivable	88,854
Prepaid expenses	25,067
TOTAL ASSETS	58,893,489

LIABILITIES
Payable for investments purchased	708,040
Accrued investment advisory fees	50,179
Accrued administration, accounting and transfer agent fees	9,478
Accrued custody fees	169
Other accrued expenses	10,433
TOTAL LIABILITIES	778,299
NET ASSETS	$58,115,190

Net Assets Consist of:
Paid-in-capital applicable to 7,306,940 no par value shares of beneficial interest outstanding, unlimited shares authorized	$66,315,421
Distributable earnings	(8,200,231)
Net Assets	$58,115,190

NET ASSET VALUE PER SHARE
Net Assets	$58,115,190
Shares Outstanding	7,306,940
Net Asset Value Per Share Offering, and Redemption Price	$7.95

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Statement of OperationsFor The Six Months Ended September 30, 2022
(Unaudited)

INVESTMENT INCOME
Dividends	$636,959
Interest	101,871
Total investment income	738,830

EXPENSES
Investment advisory fees (Note 2)	288,964
Recordkeeping and administrative services (Note 2)	28,101
Accounting fees (Note 2)	16,699
Custody fees	3,797
Transfer agent fees (Note 2)	13,825
Legal fees	12,149
Professional fees	7,516
Filing and registration fees	11,394
Trustee fees	5,012
Compliance fees	3,815
Shareholder reports	5,525
Shareholder servicing (Note 2)	34,244
Insurance	2,248
Proxy Expense	903
Other	10,459
Total expenses	444,651
Advisory fee waivers (Note 2)	(10,302)
Net expenses	434,349
Net investment income (loss)	304,481

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,900,340)
Net realized gain (loss) on foreign currencey transactions	(14,281)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(10,761,100)
Net realized and unrealized gain (loss) on investments	(13,675,721)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(13,371,240)

Philotimo Focused Growth and Income Fund

Statement of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended September 30, 2022 (unaudited)	August 20, 2021* through March 31, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$304,481	$331,614
Net realized gain (loss) on investments and foreign currency transactions	(2,914,621)	3,982,354
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(10,761,100)	(3,951,154)
Increase (decrease) in net assets from operations	(13,371,240)	362,814

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(573,537)
Decrease in net assets from distributions	—	(573,537)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	13,919,724	58,854,052 (1)
Shares reinvested	—	573,537
Shares redeemed	(1,043,806)	(606,354)
Increase (decrease) in net assets from capital stock transactions	12,875,918	58,821,235

NET ASSETS
Increase (decrease) during period	(495,322)	58,610,512
Beginning of period	58,610,512	—
End of period	$58,115,190	$58,610,512

*Commencement of operations

(1)Shares sold by in-kind subscriptions amounted to $4,117,788

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six months ended September 30, 2022 (unaudited)	August 20, 2021(2) through March 31, 2022
Net asset value, beginning of period	$10.02	$10.00
Investment activities
Net investment income (loss) (1)	0.05	0.08
Net realized and unrealized gain (loss) on investments	(2.12)	0.08
Total from investment activities	(2.07)	0.16
Distributions
Net investment income	—	(0.07)
Net realized gain	—	(0.07)
Total distributions	—	(0.14)
Net asset value, end of period	$7.95	$10.02 (5)
Total Return(3)	(20.66% )	1.57%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.26%	1.70%
Expenses, net of waiver	1.23%	1.50%
Net investment income (loss)	0.86%	1.36%
Portfolio turnover rate(3)	58.80%	117.87%
Net assets, end of period (000’s)	$58,115	$58,611

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Adjusted to conform with accounting principles generally accepted in the United State of America.

Philotimo Focused Growth and Income Fund

Notes to Financial StatementsSeptember 30, 2022 (unaudited)

SEMI-ANNUAL REPORT

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Philotimo Focused Growth and Income Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations on August 20, 2021.

The Fund’s investment objective is to seek current income and long-term growth.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investment securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. If available, debt securities (other than short-term obligations) are priced based upon valuations provided by independent, third-party pricing agents approved by the Trust’s Board of Trustees (the “Board”). Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing supplied valuations, or other methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share as reported by such investment company. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Valuation Designee. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. Under Rule 2a-5 the Board has designated the Advisor as the Valuation Designee for the Fund to perform fair value determinations relating to all Fund investments.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

SEMI-ANNUAL REPORT

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$2,535,258	$—	$2,535,258
Common Stocks	42,635,019	—	—	42,635,019
Preferred Stocks	1,765,978	—	—	1,765,978
Warrants	—	84,175	—	84,175
	$44,400,997	$2,619,433	$—	$47,020,430

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.

The Fund held no Level 3 securities and there were no transfers into or out of any levels during the six months ended September 30, 2022. The Fund held no Level 3 securities at any time during the six months ended September 30, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method or the worst yield for callable bonds. The cost of securities sold is determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets be reclassified related to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period ended September 30, 2022, there were no reclassifications.

NOTE 2 –

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”), Kanen Wealth Management, LLC (the “Advisor”) provides investment advisory services to the Fund for an annual fee of 1.00% of daily net assets of the Fund.

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

SEMI-ANNUAL REPORT

The Advisor earned and waived management fees for the six months ended September 30, 2022 as follows:

Management Fee Earned	Management Fee Waived
$288,964	$10,302

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2023 to keep Total Annual Operating Expenses (exclusive of interest, fees pursuant to a shareholder servicing plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.50% of the Fund’s average daily net assets. The Trust and the Advisor may terminate this expense limitation agreement prior to July 31, 2023 only by mutual written consent. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable waivers and reimbursements as of September 30, 2022 are as follows:

Recoverable Waivers and Reimbursements and Expiration Date
2025	2026	Total
$48,705	$10,302	$59,007

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders. For the six months ended September 30, 2022, the Fund incurred shareholder services plan fees of $34,244.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended September 30, 2022, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$25,519	$14,512	$13,623

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2022 were as follows:

Purchases	Sales
$39,640,464	$28,338,332

The costs of in-kind purchases for the six months ended September 30, 2022 were $159,021.

NOTE 4 –

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

SEMI-ANNUAL REPORT

There were no distributions paid during the six months ended September 30,
2022.

As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$296,643
Undistributed capital gains	833,648
Net unrealized appreciation	(9,330,522)
$(8,200,231)

As of September 30, 2022, cost of securities for Federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$68,079,008	$1,485,963	$(10,816,485)	$(9,330,522)

The difference between book basis and tax basis distributable earnings is attributable to the deferral of wash sale losses.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Six months ended September 30, 2022 (unaudited)	Period ended March 31, 2022
Shares sold	1,570,424	5,851,770
Shares reinvested	—	56,119
Shares redeemed	(111,510)	(59,863)
Net increase (decrease)	1,458,914	5,848,026

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance,

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2022, 15.24% of the value of the net assets of the Fund invested in securities within the Consumer Discretionary sector.

NOTE 7 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests.

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

SEMI-ANNUAL REPORT

NOTE 8 – SUBSEQUENT EVENTS

On October 28, 2022, a special meeting of the shareholders of the Philotimo Focused Growth and Income Fund approved a Distribution and Shareholder Services (12b-1) Plan (the “Plan”). The Plan imposes a fee of up to 0.25% of the Fund’s daily net assets to compensate the Fund’s distributor and financial intermediaries for certain marketing, distribution and shareholder servicing for the Fund. On the recommendation of the Fund’s adviser, the Board of Trustees approved payments by the Fund under the Plan of 0.05% of the Fund’s daily net assets until at least July 31, 2024. The Plan was approved by the shareholders of the Fund and effective on October 28, 2022 based on the following results:

Total Outstanding Shares:	7,136,767
Total Shares Voted:	3,616,412
Voted For:	3,616,412
Voted Against:	0
Abstained:	0

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at http:/www.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2022 and held for the six months ended September 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 9/30/22
Actual	$1,000.00	$ 896.42	1.50%	$7.14
Hypothetical**	$1,000.00	$1,017.54	1.50%	$7.60

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Adviser:

Kanen Wealth Management, LLC
5850 Coral Ridge Drive, Suite 309
Coral Springs, Florida 33076

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.
(a)(4)	Change in registrant’s independent public accountant: Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 9, 2022

* Print the name and title of each signing officer under his or her signature.